WRITE-DOWNS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Write-downs

	Years Ended December 31,
	2013	2012	2011
Property, plant and mine development
Carlin	$—	$—	$2
Other North America	2,082	25	—
Yanacocha	8	—	1
Other South America	—	17	—
Boddington	2,107	—	—
Tanami	67	—	—
Kalgoorlie	—	5	—
Batu Hijau	1	5	1
Corporate and Other	—	—	2,080

	4,265	52	2,084

Other long-term assets
Boddington	31	—	—
Tanami	56	—	—

	87	—	—

	$4,352	$52	$2,084